Related Party Transactions - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) Option	Aug. 31, 2016 USD ($) Option	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Rental expense related to the operating leases			$ 339,782	$ 155,575	$ 89,369
Charlotte [Member]
Related Party Transaction [Line Items]
Rental expense related to the operating leases	$ 14,683	$ 12,656				$ 2,888
Non-cancellable operating lease expiration period		2021-09
Number of times to renew amended office lease option | Option	2	2
Operating lease renewal options, renewal term	5 years	5 years
The Strategic Alliance Corp [Member]
Related Party Transaction [Line Items]
Private placement offering amount				4,100,000
Revenue from private placement				202,250
Executive Officers and Directors [Member]
Related Party Transaction [Line Items]
Unused lines of credit			3,900,000	3,740,000
Deposits for related party			10,600,000	7,900,000
Executive Officer [Member]
Related Party Transaction [Line Items]
Rental expense related to the operating leases			$ 155,575	$ 155,575	$ 89,369